7. Advances Payable - Related Party (Details Narrative) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Unpaid consulting fees		$ 250,000
Jay Rifkin [Member]
Unpaid consulting fees		250,000
Accrued interest		$ 31,318